Litigation, regulatory and similar matters (Detail) $ in Millions	3 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 3,673
Increase in provisions recognized in the income statement	68
Release of provisions recognized in the income statement	(4)
Provisions used in conformity with designated purpose	(116)
Foreign currency translation / unwind of discount	21
Balance at the end of period	3,641
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	3,306
Increase in provisions recognized in the income statement	56
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(83)
Foreign currency translation / unwind of discount	10
Balance at the end of period	3,289
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,193
Increase in provisions recognized in the income statement	35
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(37)
Foreign currency translation / unwind of discount	7
Balance at the end of period	1,196
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	161
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	1
Balance at the end of period	162
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	8
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	351
Increase in provisions recognized in the income statement	20
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(45)
Foreign currency translation / unwind of discount	1
Balance at the end of period	327
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,594
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	1
Balance at the end of period	$ 1,595